Subsequent events (Details) $ / shares in Units, ¥ in Millions, $ in Millions				3 Months Ended	12 Months Ended								48 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 06, 2024 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 17, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Mar. 17, 2024 USD ($) shares
Subsequent events
Shares repurchased during the year | ¥					¥ 2,497		¥ 1,823		¥ 5,246
American Depositary Share [Member] | 2020 Share repurchase program
Subsequent events
Stock repurchase program authorized amount			$ 2,000
Stock repurchase program period			24 months
Shares repurchased during the year (in ADS shares) | shares					11,339,490	11,339,490	5,010,203	5,010,203	10,214,827	10,214,827	1,191,370	1,191,370
Shares repurchased during the year					¥ 2,497	$ 356	¥ 1,823	$ 286	¥ 5,246	$ 806	¥ 312	$ 44
Subsequent event
Subsequent events
Cash dividend, per ordinary share | $ / shares		$ 0.38
Dividends Payable		$ 1,200
Dividends Payable, expected payment date		Apr. 23, 2024
Subsequent event | American Depositary Share [Member]
Subsequent events
Cash dividend, per ordinary share | $ / shares		$ 0.76
Dividends Payable, expected payment date		Apr. 29, 2024
Subsequent event | American Depositary Share [Member] | New share repurchase program
Subsequent events
Stock repurchase program authorized amount		$ 3,000
Stock repurchase program period		36 months
Subsequent event | Class A Common Stock Including Amercian Depository Shares [Member] | 2020 Share repurchase program
Subsequent events
Shares repurchased during the year (in ADS shares) | shares				48,230,474									103,742,254
Shares repurchased during the year				$ 645									$ 2,138
Subsequent event | Class A Common Stock Including Amercian Depository Shares [Member] | New share repurchase program
Subsequent events
Shares repurchased during the year (in ADS shares) | shares	39,273,924
Shares repurchased during the year	$ 533